RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Zhejiang Yuhuan USD ($)	Dec. 31, 2011 Zhejiang Yuhuan USD ($)	Dec. 31, 2010 Zhejiang Yuhuan USD ($)	Dec. 31, 2012 Zhejiang Yaohui USD ($)	Dec. 31, 2011 Zhejiang Yaohui USD ($)	Dec. 31, 2012 Jinko and its subsidiaries USD ($)	Dec. 31, 2011 Jinko and its subsidiaries USD ($)	Dec. 31, 2012 Quanzhou Heyday USD ($)	Dec. 31, 2012 Xinjiang Garson USD ($)	Dec. 31, 2012 Jiashan Kaiwo USD ($)	Jan. 31, 2009 Mr. Xianshou Li and his family USD ($)	Jan. 31, 2009 Mr. Xianshou Li and his family CNY
Amounts due from related parties
Amounts receivable from the sales of goods	$ 10,804,490	$ 6,207,044	$ 276,721	$ 339,376				$ 5,479,588	$ 5,867,668	$ 128,409	$ 4,919,772
Amounts due to related parties
Amounts payable to the purchase of raw materials	18,825,549	4,913,077				2,000,307	1,160,512	16,227,011	3,752,565			598,231
Sale of goods	63,656,237	6,757,761						59,480,575	6,757,761		4,175,662
Purchase of raw materials						7,187,878	3,672,150	85,050,423	4,487,954			1,208,202
Outsourced inventory								2,570,365
Rental payment			68,476		63,815
Rental expense			3,170	11,140	2,954
Maximum guarantees provided by related party for short-term and long-term borrowings from various domestic banks													$ 144,459,900	900,000,000